Schedule of Finite-Lived Intangible Assets, Future Amortization Expense (Details) € in Thousands	Dec. 31, 2015 EUR (€)
Finite-Lived Intangible Assets, Amortization Expense, Next Twelve Months	€ 12
Finite-Lived Intangible Assets, Amortization Expense, Year Two	12
2018	4
2019	0
2020	0
Total	€ 28